Pensions Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	$ (74.8)	$ (122.9)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(0.6)	(0.6)
Non-current liability	(74.2)	(122.3)
Net amount recognized	(74.8)	(122.9)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	132.7	180.2
Net amount recognized	132.7	180.2
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(187.2)	(242.6)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	25.7	0.7
Current liability	(4.6)	(4.4)
Non-current liability	(208.3)	(238.9)
Net amount recognized	(187.2)	(242.6)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	123.8	142.8
Prior service credits	(2.3)	(2.7)
Net amount recognized	121.5	140.1
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status	(38.7)	(42.0)
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(2.0)	(2.0)
Non-current liability	(36.7)	(40.0)
Net amount recognized	(38.7)	(42.0)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss (gain)	0.7	4.6
Prior service credits	(0.4)	(0.5)
Net amount recognized	$ 0.3	$ 4.1